Expense Example - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Materials Portfolio - Select Materials Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871